Leases - Minimum Future Revenues To Be Received (Details) $ in Millions	Dec. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 80.9
2027	76.7
2028	25.6
Total minimum contractual future revenues	$ 183.2